Annual Fund Operating Expenses - Defender Risk Adaptive 500 ETF - Defender Risk Adaptive 500 ETF Class	Apr. 07, 2026
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.65%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[1]
Acquired Fund Fees and Expenses	0.04%	[1]
Expenses (as a percentage of Assets)	0.69%

[1]	Based on estimated amounts for the current fiscal year.